Annual Operating Expenses {- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund Retail PRO-09 - Fidelity® Equity-Income Fund - Fidelity Equity-Income Fund-Retail Class	Apr. 01, 2022
Operating Expenses:
Management fee	0.42%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.57%